Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2011
Held-to-maturity debt securities amortized cost disclosures
Due within 1 year, amortized cost	146
Due from 1 to 5 years, amortized cost	0
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	0
Total, amortized cost	146
Held-to-maturity debt securities fair value disclosures
Due within 1 year, fair value	146
Due from 1 to 5 years, fair value	0
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	0
Total, fair value	146
Held-to-maturity debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.00%
Total, average yield (as a percent)	0.00%
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	960
Due from 1 to 5 years, amortized cost	3,573
Due from 5 to 10 years, amortized cost	525
Due after 10 years, amortized cost	126
Total, amortized cost	5,184
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	962
Due from 1 to 5 years, fair value	3,676
Due from 5 to 10 years, fair value	542
Due after 10 years, fair value	130
Total, fair value	5,310
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.33%
Due from 1 to 5 years, average yield (as a percent)	3.40%
Due from 5 to 10 years, average yield (as a percent)	2.43%
Due after 10 years, average yield (as a percent)	3.99%
Total, average yield (as a percent)	3.12%